Revenues - Detailed Information about Revenue (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenues [abstract]
Sales of goods and services	$ 1,286,688	$ 682,928	$ 686,644
Government incentives	28,259	9,586	13,266
Turnover tax	(43,617)	(23,328)	(21,315)
Revenues	$ 1,271,330	$ 669,186	$ 678,595